Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount
Basic earnings, amount	€ 12,126	€ 5,951	€ 2,250
Diluted earnings, amount	12,126	5,951	2,250
Diluted earnings from continuing operations, amount	€ 12,126	€ 5,951	€ 2,250
Weighted average number of ordinary shares outstanding during the period
Basic earnings (in shares)	3,619.1	3,888.5	3,898.9
Stock option and share plans (in shares)	5.2	2.2	2.2
Total effect of dilutive instruments (in shares)	5.2	2.2	2.2
Diluted earnings (in shares)	3,624.3	3,890.7	3,901.1
Per ordinary share
Basic earnings (in eur per share)	€ 3.35	€ 1.53	€ 0.58
Basic earnings from continuing operations (in eur per share)	3.35	1.53	0.58
Diluted earnings (in eur per share)	3.35	1.53	0.58
Diluted earnings from continuing operations (in eur per share)	€ 3.35	€ 1.53	€ 0.58